UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2005

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth P. Pearlman
Title:            Principal of ShareInVest Research L.P.
Phone:            212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York            November 9, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $161,453
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
             --------             --------     --------   --------        --------        --------    --------        --------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE  SHARED  NONE
          --------------       --------------    -----    --------   ------------------  ----------   --------  --------------------
AMERICAN AXLE & MFG HLDGS INC        COM       024061103     5,655   245,000   SH           Sole         N/A    245,000
AMERICAN EAGLE OUTFITTERS INC        COM       02553E106     5,672   241,062   SH           Sole         N/A    241,062
BEBE STORES INC                      COM       075571109     1,575    90,000   SH           Sole         N/A     90,000
BEST BUY INC                         COM       086516101     2,040    46,875   SH           Sole         N/A     46,875
BOYDS COLLECTION LTD                 COM       103354106       106   152,100   SH           Sole         N/A    152,100
CARMAX, INC                          COM       143130102     1,377    44,034   SH           Sole         N/A     44,034
CARNIVAL CORP                    PAIRED CTF    143658300     1,499    30,000   SH           Sole         N/A     30,000
CBRL GROUP INC                       COM       12489V106     2,525    75,000   SH           Sole         N/A     75,000
CENTEX CORP                          COM       152312104     5,334    82,600   SH           Sole         N/A     82,600
CHAMPION ENTERPRISES INC             COM       158496109     1,766   119,500   SH           Sole         N/A    119,500
CIT GROUP                            COM       125581108     7,423   164,300   SH           Sole         N/A    164,300
COVENANT TRANS INC                  CL A       22284P105       889    73,500   SH           Sole         N/A     73,500
DOLLAR GEN CORP                      COM       256669102     2,349   128,100   SH           Sole         N/A    128,100
EAGLE MATERIALS INC                  COM       26969P108       223     1,834   SH           Sole         N/A      1,834
EAGLE MATERIALS INC                 CL B       26969P207       714     6,168   SH           Sole         N/A      6,168
ETHAN ALLEN INTERIORS INC            COM       297602104     1,710    54,550   SH           Sole         N/A     54,550
GENCORP INC                          COM       368682100        19     1,000   SH           Sole         N/A      1,000
GENENTECH INC                      COM NEW     368710406    26,012   308,900   SH           Sole         N/A    308,900
HEARTLAND EXPRESS INC                COM       422347104     5,410   266,238   SH           Sole         N/A    266,238
HUNT J B TRANS SVCS INC              COM       445658107     5,870   308,800   SH           Sole         N/A    308,800
KNIGHT TRANSN INC                    COM       499064103     7,955   326,548   SH           Sole         N/A    326,548
KONA GRILL INC                       COM       50047H201       113    10,000   SH           Sole         N/A     10,000
LOWES COS INC                        COM       548661107     5,603    87,000   SH           Sole         N/A     87,000
MAGNA ENTMT CORP                    CL A       559211107     2,190   328,900   SH           Sole         N/A    328,900
MAXIM INTEGRATED PRODS INC           COM       57772K101     4,999   117,200   SH           Sole         N/A    117,200
MEDTRONIC INC                        COM       585055106     6,075   113,300   SH           Sole         N/A    113,300
MERCER INTL INC                  SH BEN INT    588056101     1,985   240,000   SH           Sole         N/A    240,000
OLD DOMINION FREIGHT LINE INC        COM       679580100     5,495   164,075   SH           Sole         N/A    164,075
QUANTA SVCS INC                      COM       74762E102     5,551   435,000   SH           Sole         N/A    435,000
RARE HOSPITALITY INTL INC            COM       753820109     8,192   318,750   SH           Sole         N/A    318,750
RUSH ENTERPRISES INC                CL A       781846209     1,182    77,324   SH           Sole         N/A     77,324
RUTH'S CHRIS STEAK HSE INC           COM       783332109        55     3,000   SH           Sole         N/A      3,000
RYANAIR HLDGS PLC               SPONSORED ADR  783513104     9,477   208,150   SH           Sole         N/A    208,150
STAPLES INC                          COM       855030102     4,356   204,296   SH           Sole         N/A    204,296
SWIFT TRANSN CO                      COM       870756103     3,014   170,300   SH           Sole         N/A    170,300
TEXAS ROADHOUSE INC                 CL A       882681109     1,892   127,000   SH           Sole         N/A    127,000
TOLL BROTHERS INC.                   COM       889478103     2,796    62,600   SH           Sole         N/A     62,600
URBAN OUTFITTERS INC                 COM       917047102    11,889   404,400   SH           Sole         N/A    404,400
US XPRESS ENTERPRISES INC           CL A       90338N103       466    40,000   SH           Sole         N/A     40,000

                        TOTAL                              161,453